Contingencies (Details Narrative) (10K) - Uptick Capital, LLC [Member] - Advisory Agreement [Member] - USD ($)	Dec. 31, 2017	Aug. 07, 2017
Proceeds from contingencies		$ 2,500
Number of common shares restricted		50,000
Potential liabilities in cash	$ 5,000	$ 10,000
Potential liabilities in stock	$ 100,000	$ 100,000